Intangible assets, net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
Note 4. Intangible assets, net
Definite-lived intangible assets:

	December 31, 2022	December 31, 2021

Original amounts:
Core technology	$13,263	$10,411
Trade name	3,900	3,900
Customer relationship	177	177
	17,340	14,488
Accumulated amortization:
Core technology	3,303	1,470
Trade name	2,763	1,788
Customer relationship	20	2
	6,086	3,260
Intangible assets, net
	$11,254	$11,228
a. Amortization expense amounted to $2,826, $1,971 and $1,289 for the years ended December 31, 2022, 2021 and 2020, respectively.

b. The expected future amortization expenses by year related to the intangible assets as of December 31, 2022 are as follows:

2023	$3,364
2024	2,555
2025	2,389
2026	1,870
2027 and thereafter	1,076
$11,254